Fair Value Measurements - Schedule of Key Inputs (Details) - Quantum Note [Member]		Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		3.53	4.2
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		0.5	1.5
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		95.22	138
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable		29.6	108.8
Debt discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input of notes payable	[1]	0	9.3

[1]	These assumptions are not used for valuation of Quantum Convertible Note as of December 31, 2025.